Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

August 22, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 1.75X Long MSTR ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long LLY ETF and Defiance Daily Target 2X Long NVO ETF, hereby certifies that the forms of Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 20, 2024, and filed electronically as Post-Effective Amendment No. 249 to the Trust’s Registration Statement on Form N-1A on August 19, 2024. The final form of Statement of Additional Information was filed electronically pursuant to Rule 497(c) on August 20, 2024 (SEC Accession No. 0001999371-24-010395).

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC